FAIR VALUE MEASUREMENTS - Disclosure of contingent consideration from acquisition of sales service centers (Details) shares in Thousands	12 Months Ended
Dec. 31, 2020 shares
Sales Service Centers [Member]
Ordinary shares entitled to receive	4,180